TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

Transamerica Global Equity

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Effective immediately, the MSCI World Index ex-U.S. Index is removed as the fund’s secondary benchmark.

Investors Should Retain this Supplement for Future Reference

August 10, 2021